High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 88.80%
BANK LOANS — 14.91%*
Communications — 5.93%
CenturyLink, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	01/31/25	[1,2]	$2,736,463	$2,751,856
Colorado Buyer, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.74%	05/01/24	[1,2]	909,075	807,945
Colorado Buyer, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.99%	05/01/25	[1,2]	480,000	298,133
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	04/04/26	[1,2]	997,500	1,004,981
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.99%	07/17/25	[1,2]	4,604,958	4,619,670
Frontier Communications Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	06/17/24	[1,2]	1,830,307	1,843,147
GTT Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	05/30/25	[1,2]	1,446,329	1,216,985
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1,2,3]	1,329,300	1,349,957
MacDonald Dettwiler & Associates Ltd., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.53%	10/05/24	[1,2]	1,345,000	1,297,367
NEP/NCP Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.80%	10/19/26	[1,2]	875,000	794,063
Securus Technologies Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.30%	11/01/24	[1,2]	1,551,982	1,162,939
Sinclair Television Group, Inc., Term Loan B2B, 1st Lien
(LIBOR plus 2.50%)
4.24%	09/30/26	[1,2]	1,246,875	1,252,916

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.31%	02/02/24	[1,2]	$6,228,711	$6,185,110

				24,585,069

Consumer Discretionary — 0.38%
CityCenter Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/18/24	[1,2]	1,580,210	1,588,973

Consumer Products — 0.24%
Edgewell Personal Care, Term Loan B
(LIBOR plus 3.00%)
3.00%	09/18/26	[1,2]	1,000,000	1,007,500

Entertainment — 0.27%
WMG Acquisition Corp., Term Loan F, 1st Lien
(LIBOR plus 2.13%)
3.92%	11/01/23	[1,2]	1,100,000	1,107,656

Finance — 0.13%
Auris Lux III SA, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
5.55%	02/27/26	[1,2,3]	521,063	524,538

Food — 1.08%
Houston Foods, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	07/20/25	[1,2]	541,750	528,206
JBS USA LUX SA, Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
3.70%	05/01/26	[1,2,3]	3,916,981	3,957,776

				4,485,982

Gaming — 0.54%
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	12/27/24	[1,2]	2,223,655	2,240,332

Health Care — 2.55%
Acadia Healthcare Co., Inc., Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.30%	02/16/23	[1,2]	1,197,962	1,202,563

December 2019 / 1

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.30%	09/26/24	[1,2]	$995,959	$965,189
BCPE Eagle Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.05%	03/13/24	[1,2]	773,088	747,967
BCPE Eagle Buyer LLC, Term Loan, 2nd Lien
(LIBOR plus 8.00%)
9.80%	03/13/25	[1,2]	465,000	447,563
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.30%	03/01/24	[1,2]	1,156,656	1,162,439
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.56%	07/02/25	[1,2]	1,085,803	1,092,931
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.49%	11/27/25	[1,2]	1,489,303	1,499,080
(LIBOR plus 3.00%)
4.74%	06/02/25	[1,2]	2,569,933	2,587,871
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.55%	12/01/25	[1,2]	850,000	854,250

				10,559,853

Industrials — 1.01%
Berry Global, Inc., Term Loan U, 1st Lien
(LIBOR plus 2.50%)
4.22%	07/01/26	[1,2]	2,686,500	2,697,515
Liqui-Box Corp., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/03/26	[1,2]	1,500,000	1,468,125

				4,165,640

Information Technology — 2.30%
IQVIA, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.69%	06/11/25	[1,2]	4,503,358	4,532,923
SS&C Technologies Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	1,523,712	1,536,161

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	$2,197,611	$2,215,565
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.55%	05/06/24	[1,2]	1,258,564	1,229,982

				9,514,631

Services — 0.48%
PowerTeam Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.19%	03/06/25	[1,2]	935,000	842,435
PowerTeam Services LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.19%	03/06/26	[1,2,4,5]	1,565,000	1,126,800

				1,969,235

Total Bank Loans (Cost $61,928,672)				61,749,409

CORPORATES — 66.80%*
Communications — 20.03%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	[2]	1,950,000	2,019,878
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.75%	02/15/28		2,000,000	2,076,388
4.20%	03/15/28		2,000,000	2,133,916
4.91%	07/23/25		4,350,000	4,783,651
CSC Holdings LLC
6.50%	02/01/29	[2]	13,000	14,519
6.63%	10/15/25	[2]	6,611,000	7,048,913
DISH DBS Corp.
5.88%	11/15/24		371,000	379,579
7.75%	07/01/26		373,000	396,085
DISH Network Corp.
3.38%	08/15/26		1,398,000	1,348,231
EW Scripps Co. (The)
5.13%	05/15/25	[2]	1,542,000	1,574,767
Frontier Communications Corp.
7.13%	01/15/23		3,761,000	1,913,409
8.00%	04/01/27	[2]	718,000	754,797
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	10/15/24	[2,3]	5,358,000	4,879,128
9.75%	07/15/25	[2,3]	1,351,000	1,252,492

2 / December 2019

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Luxembourg SA (Luxembourg)
8.13%	06/01/23	[3]	$2,545,000	$1,511,068
Level 3 Financing, Inc.
3.88%	11/15/29	[2]	6,500,000	6,540,298
Midcontinent Communications/Midcontinent
Finance Corp.
5.38%	08/15/27	[2]	795,000	842,976
Qwest Corp.
6.75%	12/01/21		6,582,000	7,083,881
Scripps Escrow, Inc.
5.88%	07/15/27	[2]	365,000	382,903
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[2]	2,150,000	2,110,964
Sirius XM Radio, Inc.
3.88%	08/01/22	[2]	4,799,000	4,906,978
Sprint Communications, Inc.
7.00%	03/01/20	[2]	4,768,000	4,799,040
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	1,757,000	1,774,834
5.15%	03/20/28	[2]	4,154,000	4,539,689
T-Mobile USA, Inc.
6.00%	03/01/23		5,735,000	5,850,187
6.00%	04/15/24		5,525,000	5,718,320
Univision Communications, Inc.
5.13%	02/15/25	[2]	1,123,000	1,113,174
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	05/15/29	[2,3]	4,666,000	4,948,760
Windstream Services LLC/Windstream Finance Corp.[6]
9.00%	06/30/25	[2,7]	726,000	277,996

				82,976,821

Consumer Discretionary — 3.65%
Bacardi Ltd. (Bermuda)
4.45%	05/15/25	[2,3]	675,000	728,507
4.50%	01/15/21	[2,3]	899,000	918,207
5.30%	05/15/48	[2,3]	535,000	622,616
High Ridge Brands Co.
8.88%	03/15/25	[2,4,5]	400,000	3,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
5.75%	10/15/20		5,427,003	5,440,571
(LIBOR USD 3-Month plus 3.50%)
5.50%	07/15/21	[1,2]	7,373,000	7,398,805

				15,111,706

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products — 0.33%
Newell Brands, Inc.
3.85%	04/01/23		$1,325,000	$1,377,753

Electric — 0.02%
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[4,5]	86,333	90,520

Energy — 8.49%
Antero Resources Corp.
5.00%	03/01/25		1,210,000	910,525
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%	04/01/28	[2]	1,940,000	2,009,239
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%	01/30/28	[2]	1,267,000	1,334,278
EQT Corp.
3.90%	10/01/27		498,000	463,750
Hess Corp.
5.60%	02/15/41		1,940,000	2,276,280
NGPL Pipe Co. LLC
4.38%	08/15/22	[2]	3,295,000	3,424,542
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[2]	609,000	627,523
Petroleos Mexicanos (Mexico)
6.75%	09/21/47	[3]	524,000	528,611
7.69%	01/23/50	[2,3]	425,000	465,281
Range Resources Corp.
4.88%	05/15/25		760,000	651,700
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	4,553,000	4,609,057
6.88%	04/15/40	[2]	2,578,000	2,689,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[2]	2,600,000	2,890,810
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		1,171,000	1,150,914
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75%	10/15/24	[2,3]	3,283,000	3,489,550
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	1,430,230	1,469,547
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	1,752,100	1,809,770
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26		1,012,000	1,064,496
6.88%	09/01/27		1,587,000	1,655,955
Valaris PLC (United Kingdom)
7.75%	02/01/26	[3]	1,398,000	793,330

December 2019 / 3

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
WPX Energy, Inc.
5.25%	09/15/24		$814,000	$865,893

				35,181,026

Finance — 3.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%	01/15/25	[3]	450,000	464,263
Avolon Holdings Funding Ltd. (Cayman Islands)
5.13%	10/01/23	[2,3]	5,445,000	5,884,929
Ford Motor Credit Co. LLC
3.34%	03/18/21		1,257,000	1,265,800
5.88%	08/02/21		2,225,000	2,329,992
(LIBOR USD 3-Month plus 1.00%)
3.01%	01/09/20	[1]	2,850,000	2,850,406
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[3]	466,000	499,329
Trident TPI Holdings, Inc.
6.63%	11/01/25	[2]	2,073,000	1,871,743

				15,166,462

Food — 1.12%
Kraft Heinz Foods Co.
4.63%	10/01/39	[2]	646,000	674,385
6.88%	01/26/39		125,000	155,861
Nathan’s Famous, Inc.
6.63%	11/01/25	[2]	696,000	708,180
Post Holdings, Inc.
5.50%	12/15/29	[2]	500,000	534,075
Sigma Holdco BV (Netherlands)
7.88%	05/15/26	[2,3]	381,000	381,724
Smithfield Foods, Inc.
5.20%	04/01/29	[2]	1,950,000	2,164,339

				4,618,564

Gaming — 0.11%
Churchill Downs, Inc.
4.75%	01/15/28	[2]	445,000	460,286

Health Care — 13.03%
AbbVie, Inc.
4.25%	11/21/49	[2]	383,000	408,420
Bausch Health Cos., Inc. (Canada)
6.50%	03/15/22	[2,3]	4,802,000	4,916,048
7.00%	03/15/24	[2,3]	2,500,000	2,605,213
Bayer U.S. Finance II LLC
4.38%	12/15/28	[2]	1,125,000	1,229,065
5.50%	08/15/25	[2]	600,000	666,086

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Becton Dickinson and Co.
2.40%	06/05/20		$3,190,000	$3,193,646
3.25%	11/12/20		3,303,000	3,335,045
Centene Corp.
4.75%	05/15/22		2,732,000	2,791,503
6.13%	02/15/24		6,900,000	7,167,375
CVS Health Corp.
5.05%	03/25/48		909,000	1,078,907
Elanco Animal Health, Inc.
3.91%	08/27/21		4,660,000	4,781,966
4.27%	08/28/23		1,740,000	1,843,416
Encompass Health Corp.
4.75%	02/01/30		2,805,000	2,915,377
Endo DAC/Endo Finance LLC/Endo Finco,
Inc. (Ireland)
6.00%	02/01/25	[2,3]	1,315,000	894,200
HCA, Inc.
5.00%	03/15/24		7,700,000	8,425,407
5.25%	06/15/49		1,450,000	1,625,978
Hill-Rom Holdings, Inc.
4.38%	09/15/27	[2]	1,160,000	1,196,653
Tenet Healthcare Corp.
4.63%	09/01/24	[2]	4,700,000	4,906,095

				53,980,400

Industrials — 7.34%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.13%	08/15/26	[2,3]	6,800,000	6,987,001
Ball Corp.
4.38%	12/15/20		1,883,000	1,922,680
4.88%	03/15/26		1,428,000	1,555,449
Bombardier, Inc. (Canada)
7.88%	04/15/27	[2,3]	961,000	991,055
Clean Harbors, Inc.
4.88%	07/15/27	[2]	567,000	597,816
5.13%	07/15/29	[2]	1,247,000	1,341,083
General Electric Co. (MTN) (LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[1]	1,300,000	1,026,415
Graphic Packaging International LLC
4.75%	07/15/27	[2]	2,891,000	3,106,018
4.88%	11/15/22		3,531,000	3,708,652
Sealed Air Corp.
5.50%	09/15/25	[2]	4,198,000	4,630,037
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[2,3]	2,195,000	2,186,769

4 / December 2019

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[2,3]	$2,226,000	$2,349,819

				30,402,794

Real Estate Investment Trust (REIT) — 1.37%
GLP Capital LP/GLP Financing II, Inc.
4.88%	11/01/20		1,000,000	1,017,927
5.30%	01/15/29		1,890,000	2,112,283
5.38%	11/01/23		1,050,000	1,146,421
5.75%	06/01/28		1,215,000	1,382,333

				5,658,964

Retail — 0.86%
Rite Aid Corp.
6.13%	04/01/23	[2]	3,863,000	3,563,617

Services — 3.39%
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[2,3]	4,400,000	4,637,072
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	5,071,000	5,412,056
Service Corp. International/U.S.
4.63%	12/15/27		946,000	988,402
Waste Pro USA, Inc.
5.50%	02/15/26	[2]	2,873,000	3,001,775

				14,039,305

Transportation — 3.40%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[2]	2,920,407	2,975,983
Continental Airlines Pass-Through Trust, Series 2007-1, Class B
6.90%	04/19/22		657,338	692,368
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		6,658,162	7,114,387
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,128,118	1,225,570
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		1,872,068	2,082,262

				14,090,570

Total Corporates (Cost $273,809,456)				276,718,788

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 7.09%**
Non-Agency Commercial
Mortgage-Backed — 0.51%
Morgan Stanley ABS Capital I Trust, Series 2006-HE8, Class A2C
(LIBOR USD 1-Month plus 0.14%)
1.93%	10/25/36	[1]	$3,452,199	$2,134,290

Non-Agency Mortgage-Backed — 6.58%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C
(LIBOR USD 1-Month plus 0.16%)
1.95%	12/25/36	[1]	4,332,539	2,135,046
Ajax Mortgage Loan Trust, Series 2019-D, Class A1
(STEP-reset date 02/25/20)
2.96%	09/25/65	[2]	2,085,181	2,073,465
Alternative Loan Trust, Series 2004-J9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.77%	10/25/34	[1]	1,446,953	1,448,728
Banc of America Funding Trust, Series 2005-C, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.00%	05/20/35	[1]	1,988,846	1,995,080
GSAMP Trust, Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
2.57%	07/25/45	[1]	2,350,000	2,333,284
GSAMP Trust, Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.46%)
2.25%	11/25/35	[1]	2,500,889	2,465,333
Impac Secured Assets Corp., Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
2.69%	02/25/35	[1]	1,800,000	1,800,257
Lehman XS Trust, Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
2.33%	12/25/35	[1]	1,092,808	1,065,870
Long Beach Mortgage Loan Trust, Series 2006-10, Class 1A
(LIBOR USD 1-Month plus 0.15%)
1.94%	11/25/36	[1]	2,926,957	2,195,569
MASTR Adjustable Rate Mortgages Trust, Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.31%)
2.10%	09/25/37	[1]	1,694,686	1,667,933
MASTR Asset-Backed Securities Trust, Series 2006-HE2, Class A3
(LIBOR USD 1-Month plus 0.15%)
1.94%	06/25/36	[1]	3,704,874	2,133,899
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A
3.00%	07/26/48	[2,8]	1,969,635	1,969,401

December 2019 / 5

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4, Class 1APT
(LIBOR USD 1-Month plus 0.31%)
2.10%	11/25/35	[1]	$1,821,647	$1,832,711
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
2.01%	02/25/37	[1]	4,900,984	2,133,183

Total Mortgage-Backed (Cost $29,517,162)				29,384,049

Total Bonds – 88.80% (Cost $365,255,290)				367,852,246

Issues			Shares	Value
COMMON STOCK — 0.48%
Automotive — 0.00%
Motors Liquidation Co. GUC Trust[6]			346	3,062
Electric — 0.43%
Homer City Holdings LLC[2,4,5,6,9]			502,908	1,760,178
Energy — 0.05%
Sabine Oil & Gas Holdings, Inc.[4,5,6]			3,587	213,427
Total Common Stock (Cost $30,886,763)				1,976,667
WARRANT — 0.04%
Energy — 0.04%
Sabine Oil & Gas Holdings, Inc. Warrant Tranche 1[2,4,5,6]			11,172	146,130
Sabine Oil & Gas Holdings, Inc.[4,5,6]			2,347	27,284
Total Warrant (Cost $2,595,507)				173,414

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 7.90%
Money Market Funds — 6.00%
Dreyfus Government Cash Management Fund
1.52%[10]		3,317,000	$3,317,000
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[10]		1,024,116	1,024,116
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[10]		20,529,500	20,529,500

			24,870,616

U.S. Treasury Bills — 1.90%
U.S. Treasury Bills
1.54%[11,12]	03/19/20	$870,000	867,252
1.56%[12]	02/18/20	7,000,000	6,986,429

			7,853,681

Total Short-Term Investments (Cost $32,723,579)			32,724,297

Total Investments – 97.22% (Cost $431,461,139)			402,726,624

Cash and Other Assets, Less
Liabilities – 2.78%			11,499,123

Net Assets – 100.00%			$414,225,747

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,367,339, which is 0.81% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[9]	Affiliated investment.

[10]	Represents the current yield as of December 31, 2019.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $867,242.
[12]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

6 / December 2019

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	1,317	03/31/20	$156,208,547	$(216,290)	$(216,290)
U.S. Treasury Two Year Note	115	03/31/20	24,782,500	(12,547)	(12,547)

			180,991,047	(228,837)	(228,837)

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	240	03/20/20	(33,768,750)	473,960	473,960
U.S. Treasury Ultra Bond	39	03/20/20	(7,084,594)	268,038	268,038

			(40,853,344)	741,998	741,998

TOTAL FUTURES CONTRACTS			$140,137,703	$513,161	$513,161

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

December 2019 / 7

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8 / December 2019

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$24,870,616	$ —	$ —	$ 24,870,616
U.S. Treasury Bills	7,853,681	—	—	7,853,681
Long-Term Investments:
Bank Loans	—	60,622,609	1,126,800	61,749,409
Common Stock	3,062	—	1,973,605	1,976,667
Corporates	—	276,625,268	93,520	276,718,788
Mortgage-Backed	—	29,384,049	—	29,384,049
Warrant	—	—	173,414	173,414

Other Financial Instruments *
Assets:
Interest rate contracts	741,998	—	—	741,998
Liabilities:
Interest rate contracts	(228,837)	—	—	(228,837)

Total	$33,240,520	$366,631,926	$3,367,339	$403,239,785

* Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

December 2019 / 9

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT
Balance as of April 1, 2019	$ —	$ 4,378,741	$ 376,362	$ 55,696
Accrued discounts/premiums	973	—	(528)	—
Realized gain	—	—	1,664	—
Change in unrealized appreciation/(depreciation)*	(392,223)	(2,405,136)	(166,278)	117,718
Purchases	—	—	—	—
Sales	—	—	(117,700)	—
Transfers into Level 3**	1,518,050	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of December 31, 2019	$1,126,800	$ 1,973,605	$ 93,520	$173,414

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(2,453,696) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,518,050 transferred from level 2 to level 3 in the disclosure hierarchy.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

HIGH YIELD BOND FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,126,800	Third-party Vendor	Vendor Prices	$72.00	$72.00
Common Stock	$1,973,605	Broker Quote	Offered Quote	3.50 - 59.50	9.56
Corporate Securities	$93,520	Third-party Vendor	Vendor Prices	0.75 - 104.85	101.95
Warrant	$173,414	Third-party Vendor	Vendor Prices	11.63 - 13.08	12.85

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Investment transactions in the shares of affiliated issuers for the period ended December 31, 2019, were as follows:

	VALUE AT BEGINNING OF PERIOD	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF PERIOD	REALIZED GAIN/ LOSS	CHANGE IN UNREALIZED (DEPRECIATION)
Homer City Holdings LLC	$4,274,718	$—	$—	$—	$1,760,178	$—	$(2,514,540)

10 / December 2019